Financial Instruments (Details 7) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total loans and borrowings		R$ 3,489,858	R$ 1,091,157	R$ 652,545	R$ 96,570
Working capital financing
Financial liabilities
Loans and borrowings, Rate	[1]	110.63%
Loans and borrowings, interest rate basis	[1],[2]	CDI
Loans and borrowings, Maturity	[1]	02/22
Total loans and borrowings	[1]	R$ 2,993,507	1,051,358
Working capital financing
Financial liabilities
Loans and borrowings, Rate		9.16%
Loans and borrowings, interest rate basis	[2]	CDI
Loans and borrowings, Maturity		01/22
Total loans and borrowings		R$ 457,416	0
BNDES/ FINAME
Financial liabilities
Loans and borrowings, Rate		3.75%
Loans and borrowings, interest rate basis		Long Term Interest Rate
Loans and borrowings, Maturity		-
Total loans and borrowings		R$ 0	2,957
Other financing
Financial liabilities
Loans and borrowings, Maturity		05/24 - 02/25
Total loans and borrowings		R$ 38,935	R$ 36,842
Other financing | Minimum
Financial liabilities
Loans and borrowings, Rate		11.11%
Other financing | Maximum
Financial liabilities
Loans and borrowings, Rate		11.15%

[1]	Related to Santander Brazil transaction. See note 11 for further details.
[2]	CDI rate means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil. Refer to note 19 for further details.